ACTIVE ASSETS GOVERNMENT TRUST
ACTIVE ASSETS GOVERNMENT TRUST (formerly Active Assets Institutional Government Securities Trust)
Investment Objectives
Active Assets Government Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges or distribution and/or shareholder service (12b-1) fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ACTIVE ASSETS GOVERNMENT TRUST ACTIVE ASSETS GOVERNMENT TRUST
Advisory Fee	0.10%
Distribution and/or Shareholder Service (12b-1) Fee	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.16%	[1]
Fee Waivers and/or Expense Reimbursements	0.01%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.15%	[1]
[1]	The Fund's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has contractually agreed to assume all operating expenses of the Fund (except for brokerage fees) to the extent that such expenses on an annualized basis exceed 0.20% of the average daily net assets of the Fund. This arrangement had no effect during the most recent fiscal year. In addition, the Fund's Adviser and Administrator has agreed to waive all or a portion of the Fund's advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
ACTIVE ASSETS GOVERNMENT TRUST | ACTIVE ASSETS GOVERNMENT TRUST | USD ($)	15	51	89	204

Principal Investment Strategies

The Fund has adopted a policy to invest all of its assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities in order to qualify as a "government money market fund" under federal regulations. The Fund also has a policy to invest at least 80% of its assets in high quality, short-term U.S. government securities. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities issued by agencies or instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities issued by agencies or instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations; and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. In addition, the Fund may invest in repurchase agreements that are collateralized fully by cash and/or government securities.

Principal Risks

There is no assurance that the Fund will achieve its investment objectives.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The principal risks of investing in the Fund include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Fund may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

•  U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

•  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.

Past Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 548-7786.

Annual Total Return—Calendar Years

The year-to-date total return as of September 30, 2016 was 0.19%.
High Quarter	12/31/06	1.31%
Low Quarter	3/31/10	0.00%

Average Annual Total Returns For the Periods Ended December 31, 2015
Average Annual Returns	Average Annual Returns, Past 1 Year	Average Annual Returns, Past 5 Years	Average Annual Returns, Past 10 Years
ACTIVE ASSETS GOVERNMENT TRUST | ACTIVE ASSETS GOVERNMENT TRUST	0.02%	0.01%	1.24%

For the Fund's most recent 7-day annualized yield you may call toll-free (800) 548-7786.